Financial instruments and risk management (Details 7) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	$ (5,037,688)	$ (5,255,932)	$ (4,062,999)
Financial debt related to bank institutions [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	(3,536,895)	(3,749,024)	(2,550,469)
Financial debt related to debt securities [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	(1,500,793)	(1,506,908)	(1,512,530)
Level 1 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	(1,500,793)	(1,506,908)	(1,512,530)
Level 1 of fair value hierarchy [member] | Financial debt related to bank institutions [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	0	0	0
Level 1 of fair value hierarchy [member] | Financial debt related to debt securities [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	(1,500,793)	(1,506,908)	(1,512,530)
Level 2 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	(3,536,895)	(3,749,024)	(2,550,469)
Level 2 of fair value hierarchy [member] | Financial debt related to bank institutions [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	(3,536,895)	(3,749,024)	(2,550,469)
Level 2 of fair value hierarchy [member] | Financial debt related to debt securities [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	0	0	0
Level 3 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	0	0	0
Level 3 of fair value hierarchy [member] | Financial debt related to bank institutions [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	0	0	0
Level 3 of fair value hierarchy [member] | Financial debt related to debt securities [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	$ 0	$ 0	$ 0